Financial instruments and financial risk management - Guarantees (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financial instruments and financial risk management
Letters of guarantee to secure obligations	€ 3,796.7	€ 4,118.2	€ 5,055.2